ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION - Narrative (Details) $ / shares in Units, € in Thousands, $ in Thousands		5 Months Ended	12 Months Ended
	Apr. 06, 2021 CAD ($) $ / shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 CAD ($)	Apr. 06, 2021 EUR (€)	Aug. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Share consideration	$ 22,000
Contingent consideration recognised as of acquisition date	$ 13,000			€ 13,000
Revenue of acquiree since acquisition date		$ 287
Loss of acquiree since acquisition date		1,125
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 132,252
Fair value of shares issued in an acquisition (CAD per share) | $ / shares	$ 4.36
Legal fees and due diligence costs	$ 620
Acquisition costs recognized as an expense	555
Acquisition costs capitalized to share issuance cost	65
Contingent consideration related to revenue achievement	7,000
Contingent consideration revenue achievement requirement	15,000
Contingent consideration related to EBITDA	2,500
Contingent consideration EBITDA requirement	7,000
Contingent liabilities recognised in business combination	$ 5,249	9,038	9,038
Accounts payable and accrued liabilities		23,436	23,436		$ 17,486
Edibles and Infusion Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%			100.00%
Contingent liabilities recognised in business combination, product listing	$ 3,500
Edibles and Infusion Corporation | Contingent consideration
Disclosure of detailed information about business combination [line items]
Accounts payable and accrued liabilities		$ 3,500	$ 3,500
SUHM Investments Inc. And Quality Confections Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%			100.00%